Description of Business	9 Months Ended
Sep. 30, 2012
Description of Business

(1)    Description of the Business

ServiceNow, Inc. is a leading provider of cloud-based services to automate enterprise Information Technology, or IT operations. Our service includes a suite of applications built on our proprietary platform that automates workflow and integrates related business processes. We focus on transforming enterprise IT by automating and standardizing business processes and consolidating IT across the global enterprise. Organizations deploy our service to create a single system of record for enterprise IT, to lower operational costs and to enhance efficiency. Additionally, our customers use our extensible platform to build custom applications for automating activities unique to their business requirements.